Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.9%
Long-Term Municipal Bonds – 90.3%
California – 76.7%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A 5.00%, 04/01/2022	$1,000	$1,035,441
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	3,850	3,937,190
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2022-05/01/2024	2,800	2,976,840
Bay Area Toll Authority 0.31% (MUNIPSA + 0.28%), 04/01/2056(a)	5,000	4,987,656
Series 2012 5.00%, 04/01/2024 (Pre-refunded/ETM)	1,610	1,668,909
5.00%, 04/01/2025 (Pre-refunded/ETM)	12,235	12,682,673
Series 2013S 5.00%, 04/01/2038 (Pre-refunded/ETM)	2,845	3,086,721
Bay Area Water Supply & Conservation Agency Series 2013A 5.00%, 10/01/2025	4,710	5,108,539
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021A 4.00%, 02/01/2043(b)	3,280	3,684,853
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021A 4.00%, 08/01/2047(b)	5,000	5,500,633
California County Tobacco Securitization Agency Series 2020A 4.00%, 06/01/2037-06/01/2038	1,510	1,842,166
5.00%, 06/01/2027-06/01/2032	2,700	3,519,309
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,831,419
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027-11/15/2029	19,500	23,266,976
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2032	1,215	1,457,652
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 5.00%, 04/01/2032-04/01/2034	5,650	7,403,058

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017P 5.00%, 11/01/2032	$9,245	$9,834,026
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018A 5.00%, 11/15/2023-11/15/2029	11,365	13,474,703
California Housing Finance Series 2019-2 4.00%, 03/20/2033	11,280	13,297,294
Series 2021-1, Class A 3.50%, 11/20/2035	9,964	11,665,408
California Infrastructure & Economic Development Bank 0.20%, 01/01/2050 (Pre-refunded/ETM)(b) (c)	29,000	28,998,495
0.45%, 01/01/2050 (Pre-refunded/ETM)(b)	6,000	6,000,000
California Infrastructure & Economic Development Bank (California Academy of Sciences) 0.38% (MUNIPSA + 0.35%), 08/01/2047(a)	8,700	8,700,083
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	5,000	5,764,566
Series 2018 5.00%, 10/01/2032	13,965	17,694,647
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	2,370	2,769,252
Series 2016B 5.00%, 07/01/2023	12,760	13,830,652
California Municipal Finance Authority (Emerson College) Series 2017B 5.00%, 01/01/2030	1,000	1,232,469
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2023-12/31/2031	15,730	19,382,043
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	13,440	15,677,799
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2024-07/01/2029(b)	4,735	5,686,313
Series 2012 5.00%, 07/01/2027(b)	3,545	3,805,707
California Public Finance Authority (California University of Science & Medicine Obligated Group) 6.25%, 07/01/2054(b)	1,500	1,722,783

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020A 4.00%, 07/01/2040(b)	$800	$932,644
California School Finance Authority (Rocketship Education Obligated Group) Series 2015A 4.25%, 03/01/2028(b)	1,290	1,412,493
Series 2016A 5.00%, 06/01/2031(b)	1,000	1,111,983
California State Public Works Board Series 2011G 5.00%, 12/01/2023 (Pre-refunded/ETM)	1,545	1,576,318
California State Public Works Board (California State Public Works Board Lease) Series 2014A 5.00%, 09/01/2030	11,220	12,781,004
Series 2014B 5.00%, 10/01/2029	4,445	5,081,133
Series 2017H 5.00%, 04/01/2030-04/01/2032	5,270	6,496,910
Series 2020B 5.00%, 03/01/2028	2,385	3,031,365
Series 2021A 5.00%, 02/01/2026(c)	11,750	13,960,874
Series 2021B 5.00%, 05/01/2034	1,675	2,246,613
California State University Series 2011A 5.25%, 11/01/2026 (Pre-refunded/ETM)	5,500	5,593,145
Series 2012A 5.00%, 11/01/2026 (Pre-refunded/ETM)	10,930	11,638,900
Series 2014 5.00%, 11/01/2028 (Pre-refunded/ETM)	280	323,174
5.00%, 11/01/2028	16,370	18,884,096
Series 2017A 5.00%, 11/01/2033	5,620	6,928,367
Series 2020A 5.00%, 11/01/2030-11/01/2031	1,000	1,324,288
Series 2020D 1.49%, 11/01/2028	1,500	1,483,684
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 05/15/2029	1,210	1,484,448
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020A 5.00%, 04/01/2027-04/01/2028	1,255	1,567,502
California Statewide Communities Development Authority (Kaiser Foundation Hospitals) Series 2019P 5.00%, 04/01/2045	540	712,016

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2039(b)	$675	$822,526
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2034	4,500	5,129,499
Series 2018A 5.00%, 12/01/2027-12/01/2033(b)	1,250	1,493,633
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.00%, 07/01/2024-07/01/2029(b)	1,065	1,143,007
City & County of San Francisco CA Series 2018C 5.00%, 06/15/2023-06/15/2025	7,330	8,219,734
Series 2018E 5.00%, 06/15/2023	1,490	1,631,251
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015R 5.00%, 09/01/2021-09/01/2024	7,405	7,844,127
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2021-11/01/2023	6,205	6,591,174
City of Los Angeles CA Wastewater System Revenue Series 2012C 5.00%, 06/01/2023	2,765	2,887,278
City of Los Angeles Department of Airports 4.00%, 05/15/2044	4,205	4,813,586
5.00%, 05/15/2030-05/15/2035	9,210	11,743,366
Series 2017A 5.00%, 05/15/2028-05/15/2029	4,015	4,958,020
Series 2018B 5.00%, 05/15/2027	2,195	2,723,921
Series 2018C 5.00%, 05/15/2025-05/15/2028	5,145	6,228,574
Series 2020C 5.00%, 05/15/2026-05/15/2039	9,260	11,735,534
Series 2021A 5.00%, 05/15/2030	2,020	2,649,689
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 08/01/2027-08/01/2030	5,320	6,254,513
Series 2018A 5.00%, 08/01/2031	2,785	3,547,622
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2028-09/01/2030	2,305	2,811,205

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	$1,110	$1,295,152
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A 5.00%, 11/01/2025 (Pre-refunded/ETM)	11,320	11,503,261
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014A 5.00%, 03/01/2025	3,600	4,028,664
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A 5.00%, 03/01/2022	3,000	3,096,936
Series 2017A 5.00%, 03/01/2030	1,250	1,551,104
Coronado Community Development Agency Successor Agency Series 2018A 5.00%, 09/01/2033	4,430	5,127,917
Cotati-Rohnert Park Unified School District AGM Series 2015B 5.00%, 08/01/2021	3,000	3,011,740
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute) Series 2015A 5.00%, 11/01/2021	1,725	1,752,233
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 3.50%, 10/01/2046(b)	5,000	5,300,606
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021A 2.875%, 08/01/2041(b)	4,000	4,143,734
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) 3.20%, 09/01/2046(b)	5,000	5,280,077
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) 2.65%, 12/01/2046(b)	4,000	4,080,491
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A 3.10%, 07/01/2045(b)	3,000	3,033,518
Desert Sands Unified School District Series 2015 5.00%, 08/01/2021	1,680	1,686,630
Fontana Redevelopment Agency Successor Agency Series 2017A 5.00%, 10/01/2031	1,750	2,170,194

	Principal Amount (000)	U.S. $ Value

Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	$1,000	$1,166,529
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	5,660	5,763,871
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2021-09/01/2023	1,560	1,627,364
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2023	4,025	4,087,548
Long Beach Unified School District Series 2010A 5.00%, 08/01/2025	1,000	1,003,913
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) 5.00%, 07/01/2021	1,710	1,710,000
Series 2010A 5.00%, 07/01/2021	2,000	2,000,000
Los Angeles Department of Water & Power Power System Revenue
Series 2011A 5.00%, 07/01/2021	3,810	3,810,000
Series 2013A 5.00%, 07/01/2021-07/01/2023	4,005	4,186,309
Series 2013B 4.00%, 07/01/2021	2,480	2,480,000
Series 2014B 5.00%, 07/01/2026-07/01/2027	3,790	4,233,858
Series 2014C 5.00%, 07/01/2025-07/01/2026	21,670	24,728,087
Series 2015E 5.00%, 07/01/2025	820	936,292
Series 2018B 5.00%, 01/01/2022	1,050	1,071,155
Series 2019B 5.00%, 07/01/2023	14,750	16,173,309
Los Angeles Department of Water & Power Water System Revenue Series 2012C 5.00%, 07/01/2023	1,540	1,615,052
Series 2018A 5.00%, 07/01/2031	1,345	1,697,745
Series 2021B 5.00%, 07/01/2040	1,875	2,485,235
Los Angeles Unified School District/CA Series 2014B 5.00%, 07/01/2021	5,470	5,470,000
Series 2014C 5.00%, 07/01/2027	10,365	11,791,512
Series 2015A 5.00%, 07/01/2021	1,140	1,140,000
Series 2016A 5.00%, 07/01/2021-07/01/2027	21,945	25,305,588

	Principal Amount (000)	U.S. $ Value

Series 2017A 5.00%, 07/01/2024	$1,470	$1,677,051
Series 2018B 5.00%, 07/01/2029	9,020	11,401,788
Series 2020R 5.00%, 07/01/2032	3,945	5,279,660
Mammoth Unified School District/CA NATL Series 1998 Zero Coupon, 08/01/2021-08/01/2022	2,100	2,095,631
Metropolitan Water District of Southern California Series 1993A 5.75%, 07/01/2021	165	165,000
5.75%, 07/01/2021 (Pre-refunded/ETM)	710	710,000
Series 2020C 5.00%, 07/01/2040	2,415	3,193,243
Middle Fork Project Finance Authority 5.00%, 04/01/2033-04/01/2035	3,900	4,968,453
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2022-08/01/2023	4,950	5,297,460
Newport Mesa Unified School District 5.00%, 08/01/2021-08/01/2024	4,890	5,202,975
Northern California Power Agency Series 2012A 5.00%, 07/01/2025-07/01/2027	3,980	4,169,636
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2023	1,575	1,727,129
Series 2016 5.00%, 08/01/2030	1,420	1,718,683
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017A 5.00%, 10/01/2024	1,000	1,145,902
Peralta Community College District Series 2014A 5.00%, 08/01/2028	1,820	2,068,391
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016A 5.00%, 09/01/2027	2,785	3,376,381
Port of Los Angeles Series 2011B 5.00%, 08/01/2023	2,500	2,509,580
Series 2014A 5.00%, 08/01/2026-08/01/2027	2,565	2,901,310
Port of Oakland Series 2012P 5.00%, 05/01/2022	5,720	5,935,034
5.00%, 05/01/2025 (Pre-refunded/ETM)	11,225	11,671,877
Riverside County Public Financing Authority (County of Riverside CA Lease) Series 2015 5.00%, 11/01/2028	3,395	4,028,832
Romoland School District Series 2015 5.00%, 09/01/2023	955	1,046,601
Sacramento City Unified School District/CA Series 2011 5.00%, 07/01/2024	4,945	4,962,308

	Principal Amount (000)	U.S. $ Value

Sacramento County Sanitation Districts Financing Authority AMBAC Series 2001 5.50%, 12/01/2021	$1,175	$1,201,004
Sacramento Municipal Utility District Series 2012Y 5.00%, 08/15/2025	4,555	4,801,245
Sacramento Regional Transit District Series 2012 5.00%, 03/01/2024	630	631,535
San Bernardino Community College District Series 2013A 5.00%, 08/01/2021	1,000	1,003,938
San Diego Association of Governments (State of California DOT Fed Hwy Grant) 1.80%, 11/15/2027	3,200	3,362,821
San Diego County Water Authority Series 2021A 5.00%, 05/01/2022-05/01/2030	19,400	22,169,845
San Diego Public Facilities Financing Authority (City of San Diego CA Sewer Utility Revenue) Series 2015 5.00%, 05/15/2022	4,785	4,988,746
San Diego Unified School District/CA Series 2019A 5.00%, 07/01/2021	8,525	8,525,000
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2013B 5.00%, 10/01/2025	4,000	4,240,118
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2022-08/01/2024	2,500	2,627,119
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B 5.00%, 08/01/2026	1,070	1,295,139
San Francisco Intl Airport Series 2019A 5.00%, 05/01/2034	11,015	13,944,150
Series 2019E 5.00%, 05/01/2034-05/01/2036	10,110	12,775,372
Series 2019H 5.00%, 05/01/2027	5,500	6,793,635
Series 2021A 5.00%, 05/01/2036	1,950	2,560,867
San Joaquin Delta Community College District Series 2015A 5.00%, 08/01/2022	1,385	1,458,232
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019A 5.00%, 07/15/2022-07/15/2026	20,760	23,711,192

	Principal Amount (000)	U.S. $ Value

Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029-09/01/2030	$2,365	$2,746,654
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 07/01/2030	1,030	1,165,810
Southwestern Community College District Series 2015 5.00%, 08/01/2022-08/01/2025	13,640	15,374,536
State of California 5.00%, 09/01/2023(c)	15,000	16,442,214
5.00%, 03/01/2030-04/01/2037	43,280	56,639,248
Series 2011 5.00%, 09/01/2021	1,175	1,184,453
Series 2013 5.00%, 09/01/2028	8,890	9,803,672
Series 2014 5.00%, 12/01/2022-05/01/2029	18,665	20,374,236
Series 2015B 5.00%, 09/01/2024	3,330	3,822,752
Series 2017 5.00%, 08/01/2024	5,540	6,340,096
Series 2018 5.00%, 10/01/2022	5,000	5,303,397
State of California Department of Water Resources Series 2014A 5.00%, 12/01/2027 (Pre-refunded/ETM)	5,690	6,479,547
Stockton Public Financing Authority (City of Stockton CA Wastewater Revenue Lease) 1.40%, 06/01/2022	7,665	7,669,160
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	9,284,383
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,777,514
BAM Series 2014 5.00%, 08/01/2028-08/01/2029	7,980	8,994,641
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) 4.00%, 06/01/2034-06/01/2040	4,375	5,364,219
5.00%, 06/01/2026-06/01/2032	6,880	8,882,429
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 5.00%, 10/01/2031-10/01/2038	4,650	6,008,058
Turlock Irrigation District 5.00%, 01/01/2022	4,115	4,214,183
University of California 5.00%, 05/15/2025 (Pre-refunded/ETM)	205	213,635
5.00%, 05/15/2025	5,170	5,390,099
Series 2012G 5.00%, 05/15/2025 (Pre-refunded/ETM)	4,625	4,819,819

	Principal Amount (000)	U.S. $ Value

Series 2013A 5.00%, 05/15/2048	$4,785	$5,217,712
Series 2014A 5.00%, 05/15/2028	1,000	1,133,404
Series 2015A 5.00%, 05/15/2024	2,280	2,591,897
Series 2017A 5.00%, 05/15/2028-05/15/2031	6,465	8,075,198
Series 2017M 5.00%, 05/15/2031	4,000	4,975,362
Series 2018O 4.00%, 05/15/2025	8,320	9,478,979
Vacaville Unified School District BAM Series 2015C 5.00%, 08/01/2022	1,000	1,052,875

		1,083,034,180

Alabama – 2.0%
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018A 4.00%, 06/01/2049	24,615	27,013,166
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019A 4.50%, 05/01/2032(b)	1,003	1,090,096

		28,103,262

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(b)	735	907,256

Arizona – 0.0%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(b)	295	295,176

Colorado – 0.2%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	3,000	3,205,474

Connecticut – 0.7%
State of Connecticut Series 2018B 5.00%, 04/15/2026-04/15/2028	5,755	7,044,903
Series 2018D 5.00%, 04/15/2027	2,280	2,837,764

		9,882,667

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) 5.00%, 12/15/2026(b)	$100	$115,392
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2033	175	129,716
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	955	728,688
New River Community Development District Series 2006B 5.00%, 05/01/2013(d) (e) (f) (g)	405	0
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	535	552,424

		1,526,220

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2032-01/01/2036	2,300	2,854,762

Guam – 1.1%
Guam Department of Education (Guam Department of Education COP) 4.25%, 02/01/2030	1,500	1,681,750
5.00%, 02/01/2040	1,090	1,248,570
Territory of Guam 5.00%, 11/15/2031	580	676,811
Series 2021F 5.00%, 01/01/2031(c)	1,000	1,276,503
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	1,860	2,199,410
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	5,240	5,999,162
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021A 5.00%, 11/01/2027-11/01/2030	1,625	2,036,738

		15,118,944

Illinois – 2.6%
Chicago Board of Education Series 2017F 5.00%, 12/01/2024	6,000	6,870,376
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	900	1,100,444
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2028	2,185	2,281,555
Series 2017B 5.00%, 12/15/2026	3,250	3,967,076

	Principal Amount (000)	U.S. $ Value

State of Illinois Series 2013 5.00%, 07/01/2022	$405	$424,162
Series 2016 5.00%, 11/01/2024	1,200	1,372,128
Series 2017D 5.00%, 11/01/2023-11/01/2024	13,465	15,022,789
Series 2021A 5.00%, 03/01/2026	880	1,045,276
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.00%, 01/01/2026	4,450	4,305,375

		36,389,181

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	3,165	3,229,948

Kentucky – 0.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	850	1,033,732
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2029	3,500	4,125,838
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	10	10,927

		5,170,497

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(b)	185	212,585
6.10%, 06/01/2038-12/01/2040(b)	625	825,465

		1,038,050

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2031	1,745	2,082,472

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	325	369,935

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(b)	445	453,061
2.75%, 06/15/2028(b)	525	546,798

		999,859

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	$8,070	$9,594,712
Series 2018A 5.00%, 06/15/2028-06/15/2029	4,000	4,763,747
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2034	5,905	7,388,632
Series 2019B 5.00%, 06/15/2030	3,225	4,067,321
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2023-06/01/2028	4,000	4,748,664

		30,563,076

New York – 1.2%
Metropolitan Transportation Authority 5.00%, 11/15/2027-11/15/2028	7,250	9,161,703
Series 2016A 5.00%, 11/15/2026	2,065	2,523,232
Series 2017C 5.00%, 11/15/2026	2,960	3,617,323
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	1,000	1,147,542
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	220	247,186

		16,696,986

Ohio – 0.3%
Buckeye Tobacco Settlement Financing Authority Series 2020A 5.00%, 06/01/2036	1,175	1,521,794
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	920	928,149
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	100	102,631
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	1,125	1,154,600

		3,707,174

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2028-05/01/2033(b)	$2,250	$2,723,895
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022-07/01/2024	2,815	3,048,078

		5,771,973

Puerto Rico – 0.1%
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	740	801,108
AGC Series 2007C 5.50%, 07/01/2031	150	175,770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,273	1,222,679

		2,199,557

South Carolina – 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	5,000	5,427,179

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	3,205	3,391,047
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	1,370	1,614,250

		5,005,297

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031	825	1,055,046

Wisconsin – 0.7%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(b)	3,695	4,399,887
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	5,335	5,857,231

		10,257,118

Total Long-Term Municipal Bonds (cost $1,215,056,907)		1,274,891,289

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 12.6%
California – 12.6%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009C 0.01%, 08/01/2035(h)	$5,950	$5,950,000
Series 2009D 0.01%, 08/01/2035(h)	7,770	7,770,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County Obligated Group) Series 2009B 0.01%, 11/01/2038(h)	3,450	3,450,000
Series 2009C 0.01%, 11/01/2038(h)	5,400	5,400,000
California State Public Works Board (California State Public Works Board Lease) Series 2021A 5.00%, 02/01/2022(c)	6,950	7,048,440
Series 2022A 5.00%, 08/01/2022(c)	5,250	5,338,658
California Statewide Communities Development Authority (Marvin & Bebe L Zigman) Series 1999J 0.03%, 09/01/2029(h)	1,100	1,100,000
California Statewide Communities Development Authority (Penny Lane Centers) 0.03%, 09/01/2038(h)	3,370	3,370,000
Calleguas-Las Virgenes Public Financing Authority Series 2008A 0.02%, 07/01/2037(h)	1,200	1,200,000
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017B-1 0.02%, 07/01/2057(h)	8,670	8,670,000
City of Los Angeles CA 4.00%, 06/23/2022(c)	10,000	10,379,111
County of Los Angeles CA 4.00%, 06/30/2022(c)	41,825	43,442,185
County of Riverside CA 2.00%, 06/30/2022(c)	24,095	24,553,819
County of San Bernardino CA (WLP Evergreen Apartments LLC) 0.003%, 05/15/2029(h)	2,200	2,200,000
Los Angeles County Schools/CA (Los Angeles County Schools/CA Lease) Series 2021B 2.00%, 12/30/2021	1,000	1,009,447
Metropolitan Water District of Southern California Series 2021D 0.28% (MUNIPSA + 0.14%), 07/01/2037(a)	2,900	2,900,005

	Principal Amount (000)	U.S. $ Value

Northern California Power Agency Series 2019A 0.02%, 07/01/2032(h)	$10,670	$10,670,000
Orange County Water District Series 2021A 0.02%, 08/01/2042(h)	5,340	5,340,000
Riverside County Asset Leasing Corp. (County of Riverside CA) AGC 0.03%, 11/01/2032(h)	13,065	13,065,000
Riverside County Office of Education Pooled Notes Series 2021A 2.00%, 12/01/2021	7,105	7,162,438
San Francisco City & County Redevelopment Agency Successor Agency (San Francisco City & County Redevelopment Agency Community Facilities Dist No. 4) 0.02%, 08/01/2032(h)	2,045	2,045,000
Santa Clara County Financing Authority (El Camino Hospital) Series 2009A 0.02%, 02/01/2044(h)	5,655	5,655,000

Total Short-Term Municipal Notes (cost $177,720,206)		177,719,103

Total Municipal Obligations (cost $1,392,777,113)		1,452,610,392

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.3%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $5,199,743)	5,000	5,233,495

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(a)	124	127,059
Series 2016-DNA1, Class M3 5.642% (LIBOR 1 Month + 5.55%), 07/25/2028(a)	195	203,826
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(a)	234	242,484
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(a)	211	220,709
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(a)	541	560,473

	Principal Amount (000)	U.S. $ Value

Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(a)	$243	$253,040
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(a)	250	255,566
Series 2017-HQA1, Class M2 3.642% (LIBOR 1 Month + 3.55%), 08/25/2029(a)	238	246,621
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(a)	179	183,331
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 2.992% (LIBOR 1 Month + 2.90%), 07/25/2024(a)	157	158,231
Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(a)	92	95,072
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(a)	4	4,010
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(a)	66	67,509
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(a)	65	66,982
Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(a)	195	208,903
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(a)	113	119,587
Series 2016-C03, Class 1M2 5.392% (LIBOR 1 Month + 5.30%), 10/25/2028(a)	156	163,834
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(a)	600	621,574
Series 2017-C03, Class 1M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2029(a)	245	252,743
Series 2017-C05, Class 1M2 2.292% (LIBOR 1 Month + 2.20%), 01/25/2030(a)	239	242,682
Series 2017-C06, Class 2M2 2.892% (LIBOR 1 Month + 2.80%), 02/25/2030(a)	158	161,705

Total Collateralized Mortgage Obligations (cost $4,175,225)		4,455,941

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(i) (cost $2,452,916)	$2,346	$2,574,735

Total Investments – 103.7% (cost $1,404,604,997)(j)		1,464,874,563
Other assets less liabilities – (3.7)%		(52,783,229)

Net Assets – 100.0%		$1,412,091,334

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,605	01/15/2025	2.565%	CPI#	Maturity	$97,553	$—	$97,553
USD	2,803	01/15/2025	2.613%	CPI#	Maturity	43,138	—	43,138
USD	2,802	01/15/2025	2.585%	CPI#	Maturity	46,392	—	46,392
USD	21,750	01/15/2028	1.230%	CPI#	Maturity	2,360,101	—	2,360,101
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	2,371,341	—	2,371,341
USD	4,115	01/15/2030	1.572%	CPI#	Maturity	401,313	—	401,313
USD	4,115	01/15/2030	1.587%	CPI#	Maturity	394,847	—	394,847
USD	4,300	02/15/2041	CPI#	2.282%	Maturity	(190,333)	—	(190,333)
USD	1,870	02/15/2041	CPI#	2.500%	Maturity	12,705	—	12,705
USD	1,840	02/15/2041	CPI#	2.505%	Maturity	14,701	—	14,701
USD	1,820	02/15/2041	CPI#	2.553%	Maturity	35,531	—	35,531

						$5,587,289	$—	$5,587,289

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,000	01/15/2025	3 Month LIBOR	0.636%	Quarterly/ Semi-Annual	$(37,492)	$—	$(37,492)
USD	35,040	02/06/2025	3 Month LIBOR	0.378%	Quarterly/ Semi-Annual	(370,733)	—	(370,733)
USD	17,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(90,292)	—	(90,292)
USD	12,500	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	31,674	—	31,674
USD	8,030	11/05/2035	1.130%	3 Month LIBOR	Semi-Annual/ Quarterly	521,937	—	521,937
USD	2,100	02/15/2041	1.868%	3 Month LIBOR	Semi-Annual/ Quarterly	(71,262)	—	(71,262)

						$(16,168)	$—	$(16,168)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	121	$(31,954)	$(11,655)	$(20,299)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,399	(369,452)	(177,005)	(192,447)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1	(265)	(121)	(144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	66	(17,428)	(6,416)	(11,012)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	825	(217,800)	(80,298)	(137,502)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,242	(327,992)	(117,781)	(210,211)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,076	(284,154)	(99,042)	(185,112)

						$(1,249,045)	$(492,318)	$(756,727)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.120%	SIFMA*	Quarterly	$(205,471)	$—	$(205,471)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	(211,087)	—	(211,087)

							$(416,558)	$—	$(416,558)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $99,114,154 or 7.0% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,094,831 and gross unrealized depreciation of investments was $(3,488,067), resulting in net unrealized appreciation of $64,606,764.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,274,891,289	$0	(a)	$1,274,891,289
Short-Term Municipal Notes	—	177,719,103	—		177,719,103
Commercial Mortgage-Backed Securities	—	5,233,495	—		5,233,495
Collateralized Mortgage Obligations	—	4,455,941	—		4,455,941
Governments - Treasuries	—	2,574,735	—		2,574,735

Total Investments in Securities	—	1,464,874,563	0		1,464,874,563
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	5,777,622	—		5,777,622
Centrally Cleared Interest Rate Swaps	—	553,611	—		553,611
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(190,333)	—		(190,333)
Centrally Cleared Interest Rate Swaps	—	(569,779)	—		(569,779)
Credit Default Swaps	—	(1,249,045)	—		(1,249,045)
Interest Rate Swaps	—	(416,558)	—		(416,558)

Total	$—	$1,468,780,081	$0		$1,468,780,081

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.